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[LOGO] Fifth Third Funds
================================================================================

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                                              PRIME MONEY MARKET FUND
                                              GOVERNMENT MONEY MARKET FUND
Fifth Third Funds                             U.S. TREASURY MONEY MARKET FUND
Money Market Mutual Funds                     TAX EXEMPT MONEY MARKET FUND

Annual Report to Shareholders

===============
 July 31, 2001

                     NOTICE OF DELIVERY OF PROSPECTUSES,
                    SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at (888) 799-5353.





This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

For more complete information on the Fifth Third Funds, including fees, expenses and sales charges, please call 1-888-799-5353 for a prospectus, which you should read carefully before you invest or send money. The Fifth Third Funds are distributed by BISYS Fund Services L.P.

Fifth Third Asset Management Inc. and its affiliate Heartland Capital Management, Inc. serve as Investment Advisors to the Funds and receive a fee for their services.

Fifth Third Funds, like all mutual funds:
 . are NOT FDIC insured
 . have no bank guarantee
 . may lose value

Letter from the Chief Investment Officer
--------------------------------------------------------------------------------

     Dear Shareholder:

         We are pleased to present the Fifth Third Funds annual report to shareholders for the 12-month period ended July 31, 2001. This letter includes a discussion of economic and market conditions during the period, a review of our investment principles and our outlook for the coming period.

     A challenging environment

         The U.S. economy experienced a significant slowdown in its growth rate during the period, as the Federal Reserve Board's (the "Fed's") restrictive monetary policy in 1999 and the first half of 2000 took effect. The severity of the slowdown caused investors to fear that the economy would slide into a recession. The Fed aggressively cut short-term interest rates six times during the period in an attempt to re-ignite economic growth. In all, the Fed cut rates by 275 basis points. Although the rate cuts forestalled a recession, economic and corporate profit growth remained weak.

         Stocks suffered losses in that environment. The S&P 500 Stock Index/1/ posted a -14.32% return, while the Nasdaq Composite Index,/2/ made up largely of technology stocks, produced a -46.19% return. Growth rates of most technology firm's were especially hurt as the economic slowdown prompted many companies to forego new technology purchases.

         Some areas of the stock market delivered impressive results, however. Shares of small- and mid-cap sized companies performed well overall, due to their attractive valuations and the firms' strong growth outlooks. The financial services sector also held up well as interest rates fell. Consumer cyclical stocks such as Wal-Mart and Target also posted gains, as cost-conscious consumers favored low-priced retailers.

         Bond yields fell during the period, driven largely by the Fed's six rate cuts. Yields on short-term bonds, which are primarily influenced by Fed policy, fell most significantly. Corporate bonds delivered the best performance among the bond sector during the period, despite the weak economy. The Fed's rate cuts helped reassure investors of the credit-worthiness of many bonds issued by corporations.

     Investing for the long-term in shifting conditions

         The Fifth Third Funds continued to employ a disciplined, long-term investment approach during this difficult period. The Funds focused on high-quality firms with the ability to deliver consistently strong growth in revenues, earnings, and dividends over the long term. We sought firms with solid balance sheets, high-quality management, strong market positions, and attractive valuations. Nonetheless, we were not immune to the broad equity market declines, particularly in the growth stock sector.

         The Fifth Third equity funds--other than the Technology Fund--had reduced their positions in the technology sector during the period, due to the high valuations of tech stocks and the economic slowdown. That strategy helped the Fifth Third equity funds sidestep some of the technology sector's worst losses. We increased the Funds' exposure to consumer cyclicals and financial services stocks. The Funds began to ease back into the technology sector as the stocks began to fall to levels that are more attractive. This approach positions the Funds' for the eventual rebound we anticipate in the economy and technology stocks.

         The Fifth Third fixed-income funds maintained their approach of investing in high-quality securities, such as Treasury bonds and government agency issues. We did not feel that the additional yield available from lower-rated bonds was adequate compensation for the extra risk on such securities. That approach


---------------
    /1/ The Standard & Poor's 500 Stock Index is an unmanaged market index and is a broad measure of the U.S. stock market as a whole.
    /2/ The Nasdaq Composite Index is a market capitalization price only index that tracks the performance of domestic stocks traded on the regular Nasdaq market, as well as the National Market System-traded foreign common stocks and American Depositary Receipts.

    Investors cannot invest directly in an index, although they may invest in the underlying securities.

--------------------------------------------------------------------------------

         dampened the Funds' performance somewhat during the period, as relatively risky corporate bonds outperformed Treasury issues and other high-quality bonds. We continue to believe that a focus on high-quality fixed-income securities over the long run provides an attractive combination of current income, capital preservation, and growth.

     Preparing for the recovery

         We expect economic and corporate profit growth to improve during the next 12 months, as the Fed's rate cuts begin to take effect. Stock prices will likely begin to rebound earlier than that as, investors start anticipating an economic recovery. In fact, historically stock market returns following a series of Fed rate cuts are typically stronger. Therefore, we have positioned the Fifth Third equity funds to benefit as the economy recovers, corporate growth improves, and investors return to growth-oriented stocks in sectors such as technology.

         We feel bond yields, especially those on short-term issues, may decline somewhat during the coming months if the Fed continues its current monetary policy. However, the Fed will likely adopt a neutral policy as economic growth strengthens, and long-term bond yields will then drift higher. As always, we will focus on high-quality issues, which offer an attractive balance between risk and potential reward.

         The recent difficult market environment poses short-term challenges, but offers long-term opportunities. The best investments often are made in the face of adversity, when investors are fleeing from stocks. Some investors prefer to sell stocks during periods of market weakness, and re-enter the market at the "perfect" time. However, research reveals that such market timing efforts usually fail. We believe that investments made now in high-quality, financially sound and well-managed companies could generate superior returns over the next several years.

         Thank you for your continued confidence in the Fifth Third Funds.

         Sincerely,

         /s/ James D. Berghausen

         James D. Berghausen, CFA
         Chief Investment Officer
         Fifth Third Asset Management Inc.

         -----------------------------------------------------------------------
         Special note: This message and the reports that follow were written prior to the events of September 11, 2001. While it is far too early to assess the impact on the financial sector, we join the nation in extending our sympathies to those who were most deeply affected by the tragedies of that day.
         -----------------------------------------------------------------------

--------------------------------------------------------------------------------

Fifth Third Money Market Funds/+/

     An interview with John Hoeting, portfolio manager

     Q. What were conditions like in the money market sector during the 12-month period ended July 31, 2001?

     A. Yields rose early in the period, due to investors' fears that the Federal Reserve Board (the "Fed") would raise interest rates to combat inflation. The economy slowed considerably during the second half of the period, however. Beginning in January the Fed cut the federal funds rate six times from 6.50% to 3.75%. Yields on money market securities declined significantly in that environment.

     Q. How did you manage the Funds in that environment?

     A. The Funds maintained short average maturities relative to their benchmarks as rates rose early in the period. We extended those maturities beginning in September, due to our belief that rates would fall. The Funds' average maturities by January were all neutral relative to their benchmarks, and for the rest of the period, we maintained those neutral positions.

     In the Fifth Third Prime Money Market Fund, we maintained very high credit quality to shield shareholders from risk resulting from the slowing economy. Longer-term corporate paper at times was difficult to come by, so we invested some of the Fifth Third Prime Money Market Fund's assets in government issues in order to keep its average maturity neutral to that of its benchmark.

     The average maturity of the Fifth Third U.S. Treasury Money Market Fund began the period at 28 days and ended it at 31 days. The average maturity of the Fifth Third Prime Money Market Fund began the period at 37 days and ended it at 53 days. The average maturity of the Fifth Third Government Money Market Fund began the period at 42 days and ended it at 48 days. The Fifth Third Tax Exempt Money Market Fund's/++/ average maturity began the period at 28 days and ended it at 32 days.*

     Q. What is your outlook for the Fifth Third Money Market Funds, and how will you manage the Funds in that environment?

     A. We expect that the Fed will continue to aggressively manage the federal funds rate in order to spark the slowing economy. As a result, we will generally keep the Funds' average maturities neutral to their benchmarks. We will also maintain the Fifth Third Prime Money Market Fund's high credit quality.

-------------
  /+/ An investment in any of the funds is not insured or guaranteed by the FDIC or any government agency. Although each money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.
 /++/  Income may be subject to the federal alternative minimum tax.
  /*/  The composition of the Fund's portfolio is subject to change.

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                                       4

Fifth Third Prime Money Market Fund
Schedule of Portfolio Investments
July 31, 2001
(Amounts in thousands)

--------------------------------------------------------------------------------

 Principal                    Security
  Amount                     Description                     Value
 --------- ----------------------------------------------   --------
 Commercial Paper - 51.5%
           Banks - 12.8%
           ----------------------------------------------
  $15,000  Bank of Montreal, 8/16/01                        $ 14,976
   10,000  Bank of Novia Scotia, 9/6/01                        9,963
   10,000  Banque Nationale de Paris, 9/24/01                  9,964
   15,000  Banque Nationale de Paris, 9/24/01                 14,916
   10,000  Deutsche Bank, 8/6/01                               9,995
   10,000  Deutsche Bank, 8/24/01                              9,975
   10,000  Deutsche Bank, 9/26/01                              9,944
   13,530  Societe Generale, 9/6/01                           13,480
   10,000  Societe Generale, 9/7/01                            9,961
   10,000  Societe Generale, 9/25/01                           9,945
   10,000  Toronto Dominion Bank Financial Group, 9/27/01      9,943
   10,000  Wells Fargo & Co., 8/3/01                           9,998
   15,000  Wells Fargo & Co., 8/29/01                         14,957
           ----------------------------------------------   --------
           Total                                             148,017
           ----------------------------------------------   --------
           Brokerage - 13.7%
           ----------------------------------------------
   10,000  Credit Suisse First Boston, Inc., 8/2/01            9,999
   15,000  Credit Suisse First Boston, Inc., 8/13/01          14,981
   10,000  Goldman Sachs Group, 8/8/01                         9,992
   15,000  Goldman Sachs Group, 8/22/01                       14,963
   10,000  Goldman Sachs Group, 10/9/01                        9,929
   10,000  Goldman Sachs Group, 10/12/01                       9,924
   10,000  J.P. Morgan Chase & Co. 8/6/01                      9,995
   10,000  J.P. Morgan Chase & Co. 8/20/01                     9,980
   10,000  J.P. Morgan Chase & Co. 8/30/01                     9,970
   10,000  J.P. Morgan Chase & Co. 10/2/01                     9,938
   25,000  U.B.S. Finance, 8/1/01                             25,000
   10,000  U.B.S. Finance, 8/2/01                              9,999
   15,000  U.B.S. Finance, 8/15/01                            14,978
           ----------------------------------------------   --------
           Total                                             159,648
           ----------------------------------------------   --------
           Consumer Products - 3.0%
           ----------------------------------------------
   10,000  Procter & Gamble Co., 8/14/01                       9,987
   15,000  Procter & Gamble Co., 8/28/01                      14,959
   10,000  Sony, 8/7/01                                        9,993
           ----------------------------------------------   --------
           Total                                              34,939
           ----------------------------------------------   --------
           Energy - 7.7%
           ----------------------------------------------
   55,000  BP Amoco, 8/1/01                                   55,000
   10,000  Chevron Corp., 8/17/01                              9,983
   10,000  Chevron Corp., 10/18/01                             9,922
   15,000  Chevron Corp., 11/13/01                            14,846
           ----------------------------------------------   --------
           Total                                              89,751
           ----------------------------------------------   --------
           Financial - 9.6%
           ----------------------------------------------
   15,000  American Express Credit Corp., 8/10/01             14,986
   10,000  American Express Credit Corp., 8/23/01              9,977

 Principal                          Security
  Amount                          Description                           Value
 --------- ---------------------------------------------------------   --------
           Financial (continued)
           ---------------------------------------------------------
  $10,000  American Express Credit Corp., 8/27/01                      $  9,974
   10,000  American International Group, 8/24/01                          9,976
   10,000  American International Group, 9/19/01                          9,951
   10,000  General Electric Capital Corp., 8/28/01                        9,972
    6,690  General Electric Capital Corp., 9/5/01                         6,665
   10,000  General Electric Capital Corp., 1/22/02                        9,824
   10,000  IBM Credit Corp., 8/21/01                                      9,980
   10,000  Prudential, 8/31/01                                            9,969
   10,000  Prudential, 10/11/01                                           9,928
           ---------------------------------------------------------   --------
           Total                                                        111,202
           ---------------------------------------------------------   --------
           Telecommunications - 0.9%
           ---------------------------------------------------------
   10,000  Bell South, 8/9/01                                             9,992
           ---------------------------------------------------------   --------
           Utilities - 3.8%
           ---------------------------------------------------------
   15,000  MEAG 3.92% 8/8/01                                             15,000
    8,540  MEAG 3.71%, 10/10/01                                           8,540
   15,000  MEAG 3.71%, 11/8/01                                           15,000
    5,000  National Rural, 8/23/01                                        4,982
           ---------------------------------------------------------   --------
           Total                                                         43,522
           ---------------------------------------------------------   --------
           Total Commercial Paper                                       597,071
           ---------------------------------------------------------   --------
 Corporate Bonds - 23.9%
           Banks - 5.7%
           ---------------------------------------------------------
   10,000  Bank of America NA, Floating Rate Note, 9/11/01 (5.055%,
            9/11/01) (b)                                                 10,013
   11,000  Canadian Imperial Bank of Commerce, 4.270%, 4/23/02           11,048
   15,000  National City Bank, Floating Rate Note, 8/1/01 (4.299%,
            8/1/01) (b)                                                  15,000
    6,000  National City Bank, Floating Rate Note, 8/1/01 (4.000%,
            9/4/01) (b)                                                   6,001
    3,775  U.S. Bancorp, 6.350%, 9/28/01                                  3,789
    6,000  U.S. Bancorp, 5.860%, 11/6/01                                  6,013
    2,000  Wells Fargo Co., Floating Rate Note, 4/26/02 (3.800%,
            1/26/02) (b)                                                  2,002
   12,000  West Deutsche Landesbank NY, 6.670%, 9/28/2001                12,022
           ---------------------------------------------------------   --------
           Total                                                         65,888
           ---------------------------------------------------------   --------
           Brokerage - 3.5%
           ---------------------------------------------------------
   10,000  J.P. Morgan Chase & Co., Floating Rate
            Note, 3/22/02 (3.820%, 9/24/01) (b)                          10,006
   20,870  Merrill Lynch & Co., 5.710%, 1/15/02                          20,961
   10,000  Merrill Lynch & Co., Floating Rate Note, 3/25/02 (3.939%,
            9/25/01) (b)                                                 10,012
           ---------------------------------------------------------   --------
           Total                                                         40,979
           ---------------------------------------------------------   --------

       (See Notes which are an integral part of the Financial Statements)

Fifth Third Prime Money Market Fund
Schedule of Portfolio Investments (continued)
July 31, 2001
(Amounts in thousands)

--------------------------------------------------------------------------------


 Principal                          Security
  Amount                          Description                             Value
 --------- ---------------------------------------------------------     --------
           Financial - 10.0%
           ---------------------------------------------------------
  $ 5,000  American Express Credit Corp., 6.125%, 11/15/01               $  5,005
    9,500  Associates Corp. NA,
            6.750%, 8/1/01                                                  9,500
    7,725  Associates Corp. NA, 6.450%, 10/15/01                            7,732
    5,000  Associates Corp. NA, 6.730%, 10/22/01                            5,000
    5,000  Associates Corp. NA, 7.500%, 4/15/02                             5,096
   15,000  Associates Corp. NA, Floating Rate Note, 8/27/01 (4.156%,
            8/27/01) (b)                                                   15,005
    7,705  Capital One Funding Corp., Floating Rate Note, 1/2/19
            (3.850% 8/2/01) (b)                                             7,705
    6,600  Capital One Funding Corp., Floating Rate Note, 10/1/21
            (3.850%, 8/2/01) (b)                                            6,600
   12,274  Capital One Funding Corp., Floating Rate Note, 1/4/27
            (3.850%, 8/2/01) (b)                                           12,274
    7,000  Citicorp, Floating Rate Note, 8/13/01 (4.120%, 8/14/01) (b)      7,000
   10,145  General Electric Capital Corp., 6.330%, 9/17/01                 10,167
    7,500  General Electric Capital Corp., 7.000%, 3/1/02                   7,618
    5,000  IBM Credit Corp., 6.400%, 8/13/01                                5,002
   10,850  Toyota Corp., 5.500%, 9/17/01                                   10,871
           ---------------------------------------------------------     --------
           Total                                                          114,575
           ---------------------------------------------------------     --------
           Healthcare - 1.0%
           ---------------------------------------------------------
   11,700  Landmark Medical, Floating Rate Note, 1/1/21, (3.900%,
            8/2/01) (b)                                                    11,700
           ---------------------------------------------------------     --------
           Retail - 3.7%
           ---------------------------------------------------------
   38,250  Wal- Mart Stores, 6.150%, 8/10/01                               38,261
    5,000  Wal- Mart Stores, 6.875%, 8/1/02                                 5,142
           ---------------------------------------------------------     --------
           Total                                                           43,403
           ---------------------------------------------------------     --------
           Total Corporate Bonds                                          276,545
           ---------------------------------------------------------     --------
 U.S. Government Agencies - 15.3%
           Federal Home Loan Bank - 6.4%
           ---------------------------------------------------------
   18,605  5.875%, 8/15/01                                                 18,613
   11,200  5.875%, 9/17/01                                                 11,222
   10,000  6.750%, 2/1/02                                                  10,131
    6,840  5.050%, 2/5/02                                                   6,873
   10,000  4.900%, 2/7/02                                                  10,003
    6,870  6.750%, 2/15/02                                                  6,965
   10,000  4.500%, 3/26/02                                                 10,043
           ---------------------------------------------------------     --------
           Total                                                           73,850
           ---------------------------------------------------------     --------

 Shares or
 Principal                        Security
  Amount                        Description                              Value
 --------- -----------------------------------------------------      -----------
           Federal Home Loan Mortgage
            Corp. - 0.9%
           -----------------------------------------------------
  $10,452  5.500%, 5/15/02                                            $    10,593
           -----------------------------------------------------      -----------
           Federal National Mortgage
            Association - 8.0%
           -----------------------------------------------------
   30,806  4.625%, 10/15/01                                                30,837
   13,500  6.480%, 11/2/01                                                 13,579
   20,000  6.500%, 11/14/01                                                20,156
    5,000  6.250%, 11/20/01                                                 5,022
   15,000  6.540%, 2/1/02                                                  15,161
    8,000  5.375%, 3/15/02                                                  8,081
           -----------------------------------------------------      -----------
           Total                                                           92,836
           -----------------------------------------------------      -----------
           Total U.S. Government Agencies                                 177,279
           -----------------------------------------------------      -----------
 Municipal Bonds - 5.0%
    2,700  Alleghany County, Pennsylvania, Municipal Bond
            Floating Rate, 5/1/15 (3.870%, 8/1/01) (b)                      2,700
    2,260  Chicago, Illinois, Municipal Bond Floating Rate Note,
            1/1/19 (3.840%, 8/2/01) (b)                                     2,260
   25,000  Connecticut State Housing, Municipal
            Bond Floating Rate Note, 11/15/27 (3.860%, 8/15/01) (b)        25,000
    4,515  Cuyahoga County, Ohio, Municipal Bond Floating Rate
            Note, 6/1/31 (3.900%, 8/2/01) (b)                               4,515
    2,700  Evanston, Illinois, Municipal Bond Floating Rate
            Note, 12/1/21 (3.800%, 8/1/01) (b)                              2,700
    7,100  Illinois Education Municipal Bond, Floating Rate
            Note, 3/1/34 (3.900%, 8/1/01) (b)                               7,100
    8,000  San Diego County, 3.85%, 8/2/01                                  8,000
    6,000  San Diego County, 3.83%, 8/14/01                                 6,000
           -----------------------------------------------------      -----------
           Total Municipal Bonds                                           58,275
           -----------------------------------------------------      -----------
 Certificates of Deposit - 0.9%
   10,000  Deutsche Bank Yankee CD, 3.65%, 9/19/01                         10,000
           -----------------------------------------------------      -----------
           Total Certificates of Deposits                                  10,000
           -----------------------------------------------------      -----------
 Cash Equivalents - 4.7%
   54,717  Aim Funds Stic Liquid Assets Portfolio                          54,717
           -----------------------------------------------------      -----------
           Total Cash Equivalents                                          54,717
           -----------------------------------------------------      -----------
           Total Investments (Cost $1,173,887) (a) - 101.3%             1,173,887
           -----------------------------------------------------      -----------
           Liabilities in excess of
            other assets - (1.3%)                                         (14,599)
           -----------------------------------------------------      -----------
           NET ASSETS - 100%                                          $ 1,159,288
           -----------------------------------------------------      -----------

(a)  Also represents cost for federal tax purposes.
(b)  Current rate and next demand date shown.
       (See Notes which are an integral part of the Financial Statements)

Fifth Third Government Money Market Fund
Schedule of Portfolio Investments
July 31, 2001
(Amounts in thousands)

--------------------------------------------------------------------------------


 Principal                     Security
  Amount                      Description                       Value
 --------- ------------------------------------------------    -------
 U.S. Government Agencies - 94.7%
           Federal Farm Credit Bank - 17.6%
           ------------------------------------------------
  $13,799  Discount Note, 8/1/01                               $13,799
    5,215  Discount Note, 8/9/01                                 5,211
   10,000  Discount Note, 8/23/01                                9,978
   10,000  Discount Note, 8/27/01                                9,974
    1,500  5.200%, 9/10/01                                       1,500
    6,507  Discount Note, 9/21/01                                6,474
   10,000  6.100%, 9/24/01                                      10,026
    9,000  Discount Note, 9/26/01                                8,950
    7,400  6.000%, 10/01/01                                      7,416
    2,500  6.375%, 11/01/01                                      2,499
    7,110  5.250%, 5/1/02                                        7,188
    2,400  6.875%, 5/1/02                                        2,452
           ------------------------------------------------    -------
           Total                                                85,467
           ------------------------------------------------    -------
           Federal Home Loan Bank - 55.5%
           ------------------------------------------------
    5,000  Discount Note, 8/1/01                                 5,000
   10,000  Discount Note, 8/3/01                                 9,998
   10,000  6.495%, 8/9/01                                       10,005
   18,005  Discount Note, 8/10/01                               17,988
   12,645  5.500%, 8/13/01                                      12,647
    1,200  6.360%, 8/13/01                                       1,201
    1,065  5.610%, 8/14/01                                       1,065
   10,000  Floating Rate Note, 8/15/01 (3.630%, 8/15/01) (b)    10,000
    2,100  6.625%, 8/15/01                                       2,101
   10,960  5.875%, 8/15/01                                      10,962
    3,000  5.580%, 8/17/01                                       3,001
    5,000  Discount Note, 8/22/01                                4,989
   10,000  Discount Note, 8/24/01                                9,976
    5,000  Discount Note, 8/29/01                                4,985
   10,000  Discount Note, 8/31/01                                9,970
    2,500  5.295%, 9/4/01                                        2,497
    5,000  Discount Note, 9/7/01                                 4,981
    1,000  5.335%, 9/10/01                                       1,002
    4,100  Discount Note, 9/12/01                                4,083
    5,000  Discount Note, 9/14/01                                4,978
   16,680  5.875%, 9/17/01                                      16,701
    2,500  6.500%, 9/19/01                                       2,507
    5,000  Discount Note, 9/19/01                                4,975
    9,756  Discount Note, 9/21/01                                9,706
    1,800  5.585%, 9/24/01                                       1,797

 Shares or
 Principal                     Security
  Amount                      Description                       Value
 --------- ------------------------------------------------    --------
           Federal Home Loan Bank (continued)
           ------------------------------------------------
  $ 5,000  Discount Note, 9/26/01                              $  4,972
    1,500  4.660%, 10/15/01                                       1,503
   12,950  6.000%, 11/15/01                                      13,001
    8,615  7.125%, 11/15/01                                       8,674
    5,000  6.505%, 11/27/01                                       5,039
    5,000  Discount Note, 11/28/01                                4,940
    6,000  6.700%, 12/19/01                                       6,059
    8,740  4.875%, 1/22/02                                        8,765
   10,000  6.750%, 2/1/02                                        10,139
    4,500  6.750%, 2/15/02                                        4,563
    8,850  5.125%, 2/26/02                                        8,915
   10,000  Floating Rate Note, 3/15/02 (3.680%, 8/15/01) (b)      9,999
    5,000  4.500%, 3/26/02                                        5,022
    2,000  6.750%, 5/1/02                                         2,043
   10,000  Floating Rate Note, 7/17/02 (3.690%, 8/15/01) (b)     10,000
           ------------------------------------------------    --------
           Total                                                270,749
           ------------------------------------------------    --------
           Student Loan Marketing
            Association - 21.6%
           ------------------------------------------------
   10,000  Floating Rate Note, 10/11/01 (4.121%, 8/7/01) (b)      9,998
   10,000  Floating Rate Note, 11/15/01 (3.981%, 8/7/01) (b)     10,001
   10,000  Floating Rate Note, 3/18/02 (4.031%, 8/7/01) (b)       9,999
   75,000  Master Note, 3.711%, 9/21/01 (c)                      75,000
           ------------------------------------------------    --------
           Total                                                104,998
           ------------------------------------------------    --------
           Total U.S. Government Agencies                       461,214
           ------------------------------------------------    --------
 Cash Equivalents - 4.0%
   19,520  Financial Square Federal Money Market Fund            19,520
           ------------------------------------------------    --------
           Total Investments (Cost $480,734) (a) - 98.7%        480,734
           ------------------------------------------------    --------
           Other assets in excess of liabilities - 1.3%           6,146
           ------------------------------------------------    --------
           NET ASSETS - 100.0%                                 $486,880
           ------------------------------------------------    --------

(a)  Also represents cost for federal tax purposes.
(b)  Current rate and demand date shown.
(c)  Current rate shown.
       (See Notes which are an integral part of the Financial Statements)

Fifth Third U.S. Treasury Money Market Fund
Schedule of Portfolio Investments
July 31, 2001
(Amounts in thousands)

--------------------------------------------------------------------------------

 Principal                         Security
  Amount                          Description                          Value
 --------- --------------------------------------------------------   --------
 U.S. Treasury Bills - 8.4%
 $ 20,000  Due 8/9/01                                                 $ 19,982
   20,000  Due 9/20/01                                                  19,905
   20,000  Due 10/18/01                                                 19,850
   30,000  Due 10/25/01                                                 29,754
           --------------------------------------------------------   --------
           Total U.S. Treasury Bills                                    89,491
           --------------------------------------------------------   --------
 U.S. Treasury Notes - 17.2%
   20,000  7.875%, 8/15/01                                              20,017
   25,000  6.500%, 8/31/01                                              25,010
   15,000  5.875%, 10/31/01                                             15,051
   30,000  5.875%, 11/30/01                                             30,104
   20,000  6.125%, 12/31/01                                             20,177
   30,000  6.250%, 2/28/02                                              30,403
   30,000  6.625%, 4/30/02                                              30,601
   10,000  6.500%, 5/31/02                                              10,213
           --------------------------------------------------------   --------
           Total U.S. Treasury Notes                                   181,576
           --------------------------------------------------------   --------
 Repurchase Agreements - 74.4%
  100,000  ABN AMRO, 3.850%, Dated 7/31/01, Due 8/1/01
            collateralized by U.S. Treasury Note, 3.625%
            due 1/15/08 with a value of $49,250 and U.S. Treasury
            Bill due 1/17/02 with a value of $52,750.                  100,000
   50,000  Banc One, 3.850%, Dated 7/31/01, Due 8/1/01
            collateralized by U.S. Treasury Bill, due 10/11/01 with
            a value of $51,002.                                         50,000
   50,000  Barclays Capital, 3.870%, Dated 7/31/01, Due 8/1/01
            collateralized by U.S. Treasury Bonds, 6.875%-12.375%
            due 5/15/04-8/15/25 with a value of $51,001.                50,000
   50,000  Bear Stearns, 3.850% Dated 7/31/01, Due 8/1/01
            collateralized by U.S. Treasury Bonds, 7.250%-12.750%,
            due 11/15/10-8/15/22, with a value of $51,868.              50,000
  130,000  CS First Boston, 3.860% Dated 7/31/01, Due 8/1/01
            collateralized by U.S. Treasury Note, 5.750%, due
            8/15/10 with a value of $132,604.                          130,000
   50,000  Duetsche Bank, 3.860%, Dated 7/31/01, Due 8/1/01
            collateralized by a U.S. Treasury Note, 5.750%, due
            10/31/02 with a value of $5,210 and U.S. Treasury Bond,
            8.125%, due 8/15/19 with a value of $45,791.                50,000

 Principal                        Security
  Amount                         Description                          Value
 --------- ------------------------------------------------------   ----------
  $50,000  J.P. Morgan, 3.860%, Dated 7/31/01, Due 8/1/01
            collateralized by U.S. Treasury Notes, 3.875%-4.250%,
            due 1/15/09-1/15/10 with a value of $51,002.            $   50,000
   50,000  Nesbitt Burns, 3.850%, Dated 7/31/01, Due 8/1/01
            collateralized by U.S. Treasury Notes, 6.125%, due
            8/15/07 with a value of $16,041, and U.S. Treasury
            Bonds, 5.375%-7.250%, due 5/15/16-2/15/31 with a
            value of $34,959.                                           50,000
   50,000  Salomon Smith Barney, 3.780%, Dated 7/31/01, Due
            8/1/01 collateralized by a U.S. Treasury Bill due
            1/3/02 with a value of $51,031.                             50,000
  100,000  SG Cowen, 3.850%, Dated 7/31/01, Due 8/1/01
            collateralized by U.S. Treasury Notes, 3.875%-6.750%
            due 5/31/03-8/15/10 with a value of $73,801, a U.S.
            Treasury Bond, 6.250%, due 5/15/30, with a value of
            $3,179 and U.S. Treasury Bills, due 9/27/01-1/17/02
            with a value of $25,073.                                   100,000
  107,402  Warburg/Dillion, 3.860%, Dated 7/31/01, Due 8/1/01
            collateralized by a U.S. Treasury Note, 3.875% due
            7/31/03 with a value of $109,554.                          107,402
           ------------------------------------------------------   ----------
           Total Repurchase Agreements                                 787,402
           ------------------------------------------------------   ----------
           Total Investments
            (Cost $1,058,469) (a) - 100.0%                           1,058,469
           ------------------------------------------------------   ----------
           Liabilities in excess of other assets - (0.0%)                  (62)
           ------------------------------------------------------   ----------
           NET ASSETS - 100%                                        $1,058,407
           ------------------------------------------------------   ----------

(a)  Also represents cost for federal tax purposes
       (See Notes which are an integral part of the Financial Statements)

Fifth Third Tax Exempt Money Market Fund
Schedule of Portfolio Investments
July 31, 2001
(Amounts in thousands)

--------------------------------------------------------------------------------

 Principal                          Security
  Amount                           Description                           Value
 --------- ----------------------------------------------------------   -------
 Commercial Paper - 11.4%
  $2,100   Cornell, Michigan, 2.550%, 10/30/01                          $ 2,100
   3,000   Dallas, Texas, 2.550%, 10/22/01                                3,000
   3,000   Dallas, Texas, Water, 2.600%, 10/24/01                         3,000
   3,135   Louisiana, 3.100%, 8/14/01                                     3,135
   2,300   Mesa, Arizona, 2.350%, 10/23/01                                2,300
   3,000   Ohio State Air, 2.650%, 10/9/01                                3,000
   1,000   The Ohio State University, 2.550%, 8/21/01                     1,000
   1,000   University of Michigan, 2.450%, 8/21/01                        1,000
   3,000   University of Texas, 3.050%, 8/20/01                           3,000
   5,000   University of Texas, 2.550%, 8/28/01                           5,000
           ----------------------------------------------------------   -------
           Total Commercial Paper                                        26,535
           ----------------------------------------------------------   -------
 Municipal Bonds - 85.9%
           General Obligation - 16.3%
           ----------------------------------------------------------
     174   Beavercreek, Ohio 5.000%, 8/31/01                                174
   1,176   Beavercreek, Ohio 3.000%, 7/22/02                              1,179
     500   Bellbrook, Ohio 4.800%, 10/19/01                                 500
     700   Brecksville, Ohio 3.200%, 9/4/01                                 700
   1,160   Butler County, Ohio, 4.750%, 9/26/01                           1,161
     500   Butler County, Ohio, Series A, 3.75%, 3/14/02                    501
     360   Celina, Ohio, 4.210%, 1/16/02                                    361
   2,000   Chicago, Illinois, Board of Education, Floating Rate Note,
            3/1/32 (2.700%, 8/2/01) (b)                                   2,000
     395   Clark County, Ohio Series A, 4.000%, 2/15/02                     396
     400   Clark County, Ohio, 3.900%, 4/2/02                               401
     800   Clark County, Ohio, 3.750%, 4/25/02                              802
     880   Clark County, Ohio, Series E, 3.200%, 6/18/02                    882
   1,220   Clark County, Ohio, 3.200%, 8/9/02                             1,225
   1,395   Columbus, Ohio Sewer Improvement, 6.250%, 2/15/06
            (Prerefunded 2/15/02 @ 102)                                   1,434
     990   Fairborn, Ohio, 4.000%, 3/21/02                                  994
     700   Fairfield County, Ohio 3.800%, 3/13/02                           702
   1,080   Fairfield, Ohio School District, 4.500%, 12/1/01               1,084
   3,300   Goodrich, Michigan, School District, Series B, Floating
            Rate Note, 5/1/30 (2.750%, 8/2/01) (b)                        3,300
   1,334   Hancock County, Ohio, 5.100%, 11/21/01                         1,337
     300   Hancock County, Ohio, 5.180%, 11/21/01                           301
   2,000   Harris County, Texas, 7.000%, 8/1/09 (Prerefunded 8/1/01 @
            102)                                                          2,040
   1,500   Kent, Ohio, 4.650%, 12/6/01                                    1,502

 Principal                          Security
  Amount                           Description                           Value
 --------- ----------------------------------------------------------   -------
           General Obligation (continued)
           ----------------------------------------------------------
  $  790   Lexington-Fayette County, Kentucky Urban County
            Government, 3.125%, 5/1/02                                  $   790
     500   Lyndhurst, Ohio 3.600%, 3/14/02                                  501
   3,000   Mason, Ohio City School District, Series B, 3.810%,
            9/17/01                                                       3,002
     360   Merrillville, Indiana, 4.750%, 1/15/02                           361
     750   Miamisburg, Ohio, 4.730%, 10/11/01                               750
     440   Middleburg Heights, Ohio, 4.875%, 8/10/01                        440
     600   Middleburg Heights, Ohio, 3.400%, 5/8/02                         601
     455   Mount Lebanon, Pennsylvania, School District, 5.550%,
            8/15/10 (Prerefunded 8/15/01 @ 100)                             455
   1,000   Mount Vernon, Ohio, 4.820%, 9/25/01                            1,001
     575   Olmsted Falls, Ohio, 4.700%, 10/26/01                            575
     750   Pepper Pike, Ohio, 3.600%, 11/8/01                               751
   1,000   Pitkin County, Colorado, School District, 5.650%, 11/15/01     1,008
     800   St. Joseph County, Indiana, 4.500%, 12/30/01                     800
     500   Solon, Ohio, 3.250%, 5/24/02                                     501
     900   Talmadge, Ohio, 3.800%, 8/16/01                                  900
   1,500   West Chester, Ohio Fire Station, 3.140%, 6/19/02               1,504
     600   Worthington, Ohio, City School District, 4.530%, 12/20/01        600
           ----------------------------------------------------------   -------
           Total                                                         37,516
           ----------------------------------------------------------   -------
           Revenue Bonds - 69.6%
           ----------------------------------------------------------
   1,300   Boone County, Kentucky, School District - Building,
            6.750%, 9/11/11 (Prerefunded 9/1/01 @ 103)                    1,342
   5,000   Breckinridge County, Kentucky Lease, Floating Rate Note,
            12/1/29 (2.650%, 8/1/01) (b)                                  5,000
   1,700   Burke County, Georgia, Pollution Control, Floating Rate
            Note, 7/1/24 (2.800%, 8/1/01) (b)                             1,700
   2,000   Clarke County, Virginia, Hospital Facilities, Floating
            Rate Note, 1/1/30 (2.800%, 8/1/01) (b)                        2,000
   2,300   Denver, Colorado, Airport Series B, Floating Rate Note,
            12/1/20 (2.700%, 8/2/01) (b)                                  2,300
   4,000   Farmington, New Mexico, Pollution Control, Floating Rate
            Note, 9/1/24 (2.750%, 8/1/01) (b)                             4,000
   2,400   Galesburg, Illinois, Knox College, Floating Rate Note,
            7/1/24 (2.700%, 8/2/01) (b)                                   2,400

       (See Notes which are an integral part of the Financial Statements)

Fifth Third Tax Exempt Money Market Fund
Schedule of Portfolio Investments (continued)
July 31, 2001
(Amounts in thousands)

--------------------------------------------------------------------------------

 Principal                         Security
  Amount                         Description                          Value
 --------- -------------------------------------------------------   --------
           Revenue Bonds (continued)
           -------------------------------------------------------
  $8,360   Idaho Health Facilities, Floating Rate Note, 5/1/22
            (2.750%, 8/1/01) (b)                                     $  8,360
   4,900   Illinois Educational Facilities, Floating Rate Note,
            11/1/25 (2.700%, 8/1/01) (b)                                4,900
   3,600   Illinois Educational Facilities, Floating Rate Note,
            3/1/27 (2.750%, 8/1/01) (b)                                 3,600
   2,800   Illinois Educational Facilities, Floating Rate Note,
            3/1/27 (2.750%, 8/1/01) (b)                                 2,800
   6,300   Indiana Health Facilities Financing Authority, Floating
            Rate Note, 1/1/20 (2.750%, 8/1/01) (b)                      6,300
   2,000   Indiana State Educational Facilities, Floating Rate
            Note, 6/1/28 (2.750%, 8/1/01) (b)                           2,000
   1,200   Indianapolis, Indiana Economic Development, Floating
            Rate Note, 3/1/13 (2.850%, 8/1/01) (b)                      1,200
   5,220   Kentucky Economic Development - Hospital Facilities,
            1/1/22 (2.600%, 8/1/01) (b)                                 5,220
   1,375   Lincoln County, Wyoming, Pollution Control, Floating
            Rate Note, 11/1/14 (2.700%, 8/1/01) (b)                     1,375
   6,675   Los Angeles, California, Regional Airports Improvement,
            Floating Rate Note, 12/1/25 (2.750%, 8/1/01) (b)            6,675
   6,000   Maine Health & Higher Educational Facilities, Floating
            Rate Note, 1/1/29 (2.850%, 8/1/01) (b)                      6,000
     520   Manchester, Indiana, School Building, 4.000%, 1/10/02          521
   1,500   Maryland State Health & Higher Educational Facilities,
            Floating Rate Note, 7/1/24 (2.750%, 8/1/01) (b)             1,500
   3,000   Michigan State Hospital Financing Authority, Floating
            Rate Note, 5/1/30 (2.750%, 8/1/01) (b)                      3,000
   8,400   Michigan State Strategic - Detroit Symphony, Floating
            Rate Note, 6/1/31 (2.750%, 8/1/01) (b)                      8,400
   1,300   Milwaukee, Wisconsin, Public Museum Series A, Floating
            Rate Note, 6/1/29 (2.750%, 8/1/01) (b)                      1,300
   7,600   Minneapolis & St Paul, Minnesota Housing &
            Redevelopment, Floating Rate Note, 8/15/25 (2.800%,
            8/1/01) (b)                                                 7,600

 Principal                          Security
  Amount                          Description                           Value
 --------- ---------------------------------------------------------   --------
           Revenue Bonds (continued)
           ---------------------------------------------------------
  $2,700   Minnesota State Higher Education Facilities, Floating
            Rate Note, 10/1/30 (2.750%, 8/1/01) (b)                    $  2,700
   8,375   Missouri State Health & Educational Facilities, Floating
            Rate Note, 10/1/24 (2.800%, 8/1/01) (b)                       8,375
   5,500   Montgomery County, Ohio Economic Development, Floating
            Rate Note, 4/1/11 (2.750%, 8/2/01) (b)                        5,500
   3,400   Montgomery County, Ohio Economic Development, Floating
            Rate Note, 5/1/26 (2.750%, 8/1/01) (b)                        3,400
   1,445   Montgomery County, Ohio, Health Care Facilities, Floating
            Rate Note, 12/1/08 (2.750%, 8/2/01) (b)                       1,445
   2,000   Montgomery County, Ohio, Health Care Facilities, Floating
            Rate Note, 12/1/20 (2.850%, 8/2/01) (b)                       2,000
   4,400   Naperville, Illinois, Floating Rate Note, 12/1/29
            (2.750%, 8/1/01) (b)                                          4,400
   5,100   Ohio State Water Development Pollution Control, Floating
            Rate Note, 8/1/20 (2.700%, 8/1/01) (b)                        5,100
     250   Orange County, Florida, Tourist Development, 3.500%,
            10/1/01                                                         250
   4,700   Peoria, Illinois, Floating Rate Note, 9/1/26 (2.850%,
            8/2/01) (b)                                                   4,700
   6,000   Phoenix, Arizona, Industrial Development, Floating Rate
            Note, 1/1/31 (2.800%, 8/1/01) (b)                             6,000
     500   Pike Twp, Indiana, School Building, 4.500%, 1/15/02              503
   1,675   Rushville, Indiana Economic Development, Floating Rate
            Note, 7/1/16 (2.780%, 8/2/01) (b)                             1,675
   4,000   Tulsa, Oklahoma, Industrial Authority, Floating Rate
            Note, 10/1/31 (2.750%, 8/2/01) (b)                            4,000
   8,000   Unita County, Wyoming, Pollution Control, Floating Rate
            Note, 8/15/20 (2.700%, 8/1/01) (b)                            8,000
   1,000   University of Texas, Series B, 4.500%, 8/15/01                 1,000
   1,875   Vincennes, Indiana, Economic Development, Floating Rate
            Note, 7/1/15 (2.780%, 8/2/01) (b)                             1,875
     500   Washington, Missouri, Public Facilities, 3.750%, 6/1/02          503

       (See Notes which are an integral part of the Financial Statements)

Fifth Third Tax Exempt Money Market Fund
Schedule of Portfolio Investments (continued)
July 31, 2001
(Amounts in thousands)

--------------------------------------------------------------------------------

 Principal                          Security
  Amount                          Description                           Value
 --------- ---------------------------------------------------------   --------
           Revenue Bonds (continued)
           ---------------------------------------------------------
  $7,700   Wisconsin State Health & Educational Facilities, Floating
            Rate Note, 12/1/15 (2.800%, 8/1/01) (b)                    $  7,700
   2,400   Wisconsin State Health Facilities, Floating Rate Note,
            1/1/16 (2.600%, 8/1/01) (b)                                   2,400
           ---------------------------------------------------------   --------
           Total                                                        161,019
           ---------------------------------------------------------   --------
           Total Municipal Bonds                                        198,535
           ---------------------------------------------------------   --------
           Total Investments (Cost $225,070) (a) - 97.3%                225,070
           ---------------------------------------------------------   --------
           Other assets in excess of liabilities - 2.7%                   6,179
           ---------------------------------------------------------   --------
           NET ASSETS - 100%                                           $231,249
           ---------------------------------------------------------   --------

(a) Also represents cost for federal tax purposes.
(b) Current rate and next reset date shown.

       (See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Statements of Assets and Liabilities
July 31, 2001
(Amounts in thousands except per share amounts)

--------------------------------------------------------------------------------

                             Prime      Government  U.S. Treasury  Tax Exempt
                          Money Market Money Market Money Market  Money Market
                              Fund         Fund         Fund          Fund
                          ------------ ------------ ------------- ------------
Assets:
Investments at value
 (Cost $1,173,887;
 $480,734, $271,067 and
 $225,070, respectively)   $1,173,887    $480,734    $  271,067     $225,070
Repurchase agreements,
 at cost (Cost $0; $0;
 $787,402 and $0,
 respectively)                     --          --       787,402           --
                           ----------    --------    ----------     --------
  Total Investments         1,173,887     480,734     1,058,469      225,070
Cash                               --       3,122             1        6,730
Interest receivable             8,625       4,460         3,516        1,152
Receivable for Fund
 shares issued                  2,521           5            --           --
Prepaid expenses and
 other assets                     139         202            86           --
                           ----------    --------    ----------     --------
  Total Assets              1,185,172     488,523     1,062,072      232,952
                           ----------    --------    ----------     --------
Liabilities:
Dividends payable               3,343       1,432         3,422          460
Cash overdraft                    132          --            --           --
Payable for investments
 purchased                     20,156          --            --        1,225
Payable for Fund shares
 redeemed                       1,836          --            --           --
Accrued expenses and
 other payables:
  Investment advisory
   fees                           388         168           243           10
  Distribution fees                29          43            --            2
  Other                            --          --            --            6
                           ----------    --------    ----------     --------
  Total Liabilities            25,884       1,643         3,665        1,703
                           ----------    --------    ----------     --------
Net Assets:
Paid-in Capital            $1,159,283    $486,833    $1,058,355     $231,265
Undistributed net
 investment income                  6         421           247           --
Accumulated net realized
 losses on investment
 transactions                      (1)       (374)         (195)         (16)
                           ----------    --------    ----------     --------
  Net Assets               $1,159,288    $486,880    $1,058,407     $231,249
                           ==========    ========    ==========     ========
Net assets:
  Institutional Shares     $  802,176    $238,816    $1,058,407     $190,268
  Investment A Shares         356,091     248,064           N/A       40,981
  Investment B Shares           1,021         N/A           N/A          N/A
                           ----------    --------    ----------     --------
  Total                    $1,159,288    $486,880    $1,058,407     $231,249
                           ==========    ========    ==========     ========
Outstanding units of
 beneficial interest
 (shares)
  (Unlimited number of
   shares authorized, no
   par value):
  Institutional Shares        802,185     238,779     1,058,356      190,274
  Investment A Shares         356,087     248,071           N/A       40,995
  Investment B Shares           1,021         N/A           N/A          N/A
                           ----------    --------    ----------     --------
  Total                     1,159,293     486,850     1,058,356      231,269
                           ==========    ========    ==========     ========
Net Asset Value
Offering and redemption
 price per share--
 Institutional Shares,
 Investment A Shares and
 Investment B Shares*      $     1.00    $   1.00    $     1.00     $   1.00
                           ==========    ========    ==========     ========

--------
* Redemption price per share for Investment B Shares varies by length of time the shares are held.

       (See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Statements of Operations
For the year ended July 31, 2001
(Amounts in thousands)

--------------------------------------------------------------------------------

                              Prime      Government  U.S. Treasury  Tax Exempt
                           Money Market Money Market Money Market  Money Market
                               Fund         Fund         Fund          Fund
                           ------------ ------------ ------------- ------------
INVESTMENT INCOME:
Interest                     $52,087      $27,751       $55,220       $6,562
                             -------      -------       -------       ------
Total Investment Income       52,087       27,751        55,220        6,562
                             -------      -------       -------       ------
EXPENSES:
Investment advisory fees       3,680        1,956         4,032          902
Administration fees            1,534          755         1,743          311
Distribution services--
 Investment A Shares             716          638            --           90
Distribution services--
 Investment B Shares*              5           --            --           --
Fund accounting fees             175           75           165           61
Custodian fees                    36           19            56           18
Transfer agent fees              173          117           192           46
Other fees                       235          112           276           68
                             -------      -------       -------       ------
  Total Expenses               6,554        3,672         6,464        1,496
  Less fees voluntarily
   waived                       (938)        (361)       (2,519)        (876)
                             -------      -------       -------       ------
  Net Expenses                 5,616        3,311         3,945          620
                             -------      -------       -------       ------
  Net Investment Income       46,471       24,440        51,275        5,942
Realized Gains/(Losses)
 from Investments:
Net realized gains (loss-
 es) from investment
 transactions                     11           19            --           (3)
                             -------      -------       -------       ------
Change in net assets
 resulting from
 operations                  $46,482      $24,459       $51,275       $5,939
                             =======      =======       =======       ======

--------
*Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001.


       (See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Statements of Changes in Net Assets
(Amounts in thousands)

--------------------------------------------------------------------------------

                                         Prime                Government
                                     Money Market            Money Market
                                         Fund                    Fund
                                 ----------------------  ---------------------
                                 Year ended  Year ended  Year ended Year ended
                                  July 31,    July 31,    July 31,   July 31,
                                    2001        2000        2001       2000
                                 ----------  ----------  ---------- ----------
Increase/(Decrease) in Net As-
 sets:
Operations:
Net investment income            $   46,471  $   30,493   $ 24,440   $ 28,578
Net realized gains/(losses) on
 investment transactions                 11          (6)        19         --
                                 ----------  ----------   --------   --------
  Change in net assets resulting
   from operations                   46,482      30,487     24,459     28,578
                                 ----------  ----------   --------   --------
Distributions to Institutional
 Shareholders:
  From net investment income        (32,416)    (23,129)   (11,882)   (12,744)
Distributions to Investment A
 Shareholders:
  From net investment income        (14,037)     (7,364)   (12,560)   (15,830)
Distributions to Investment B
 Shareholders*:
  From net investment income            (18)         --         --         --
                                 ----------  ----------   --------   --------
  Change in net assets from
   shareholder distributions        (46,471)    (30,493)   (24,442)   (28,574)
                                 ----------  ----------   --------   --------
Fund Share (Principal) Transac-
 tions:
Proceeds from shares issued       2,430,695   1,860,423    556,012    819,496
Dividends reinvested                 16,357       1,036     13,253      1,290
Cost of shares redeemed          (2,011,271) (1,561,347)  (558,585)  (978,699)
                                 ----------  ----------   --------   --------
  Change in net assets from
   share transactions               435,781     300,112     10,680   (157,913)
                                 ----------  ----------   --------   --------
  Change in net assets              435,792     300,106     10,697   (157,909)
Net Assets:
  Beginning of year                 723,496     423,390    476,183    634,092
                                 ----------  ----------   --------   --------
  End of year                    $1,159,288  $  723,496   $486,880   $476,183
                                 ==========  ==========   ========   ========
  Undistributed Net Investment
   Income                        $        6  $       --   $    421   $    423
                                 ==========  ==========   ========   ========

--------
*Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001.


       (See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Statements of Changes in Net Assets
(Amounts in thousands)

--------------------------------------------------------------------------------

                                     U.S. Treasury             Tax Exempt
                                     Money Market             Money Market
                                          Fund                    Fund
                                ------------------------  ----------------------
                                Year ended   Year ended   Year ended  Year ended
                                 July 31,     July 31,     July 31,    July 31,
                                   2001         2000         2001        2000
                                -----------  -----------  ----------  ----------
Increase in Net Assets:
Operations:
Net investment income           $    51,275  $    47,632  $   5,942   $   3,307
Net realized losses on invest-
 ment transactions                       --         (195)        (3)         (3)
                                -----------  -----------  ---------   ---------
  Change in net assets result-
   ing from operations               51,275       47,437      5,939       3,304
                                -----------  -----------  ---------   ---------
Distributions to Institutional
 Shareholders:
  From net investment income        (51,275)     (47,632)    (4,767)     (2,478)
Distributions to Investment A
 Shareholder:
  From net investment income             --           --     (1,175)       (829)
                                -----------  -----------  ---------   ---------
  Change in net assets from
   shareholder distributions        (51,275)     (47,632)    (5,942)     (3,307)
                                -----------  -----------  ---------   ---------
Fund Share (Principal) Trans-
 actions:
Proceeds from shares issued       2,620,643    2,529,768    540,446     233,738
Dividends reinvested                  6,024        6,522      1,671          63
Cost of shares redeemed          (2,439,917)  (2,520,724)  (441,553)   (147,507)
                                -----------  -----------  ---------   ---------
  Change in net assets from
   share transactions               186,750       15,566    100,564      86,294
                                -----------  -----------  ---------   ---------
  Change in net assets              186,750       15,371    100,561      86,291
Net Assets:
  Beginning of year                 871,657      856,286    130,688      44,397
                                -----------  -----------  ---------   ---------
  End of year                   $ 1,058,407  $   871,657  $ 231,249   $ 130,688
                                ===========  ===========  =========   =========
  Undistributed net investment
   income                       $       247  $       247  $      --   $      --
                                ===========  ===========  =========   =========



       (See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Notes to Financial Statements
July 31, 2001

--------------------------------------------------------------------------------

(1)Organization

The Fifth Third Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At July 31, 2001, the Trust consisted of sixteen separate investment portfolios. The accompanying financial statements and notes relate only to the Prime Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, and the Tax Exempt Money Market Fund (individually the "Fund" and collectively the "Funds").

The Prime Money Market Fund offers three classes of shares: Institutional Shares, Investment A Shares, and Investment B Shares. The Government Money Market Fund and the Tax Exempt Money Market Fund offer two classes of shares:
Institutional Shares and Investment A Shares. Each class of shares has identical rights and privileges except with respect to distribution (12b-1) fees paid by the Investment A Shares and Investment B Shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. The U.S. Treasury Money Market Fund offers only Institutional Shares.

(2)Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

A. Securities Valuations--Investments of the Funds are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security.

B. Repurchase Agreements--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management Inc. (the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. Securities Transactions and Related Income--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization or accretion of the premium or discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Fifth Third Funds
Notes to Financial Statements (continued)
July 31, 2001

--------------------------------------------------------------------------------


D. When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

E. Dividends to Shareholders--Dividends from net investment income are declared daily and paid monthly and distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and from net realized gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

Fifth Third Funds
Notes to Financial Statements (continued)
July 31, 2001

--------------------------------------------------------------------------------

(3)Shares of Beneficial Interest

Transactions in Fund shares were as follows (amounts in thousands):

                                 Prime                Government             U.S. Treasury            Tax Exempt
                           Money Market Fund       Money Market Fund       Money Market Fund       Money Market Fund
                        ------------------------  --------------------  ------------------------  --------------------
                           Year         Year        Year       Year        Year         Year        Year       Year
                           ended        ended       ended      ended       ended        ended       ended      ended
                         July 31,     July 31,    July 31,   July 31,    July 31,     July 31,    July 31,   July 31,
                            2001        2000        2001       2000        2001         2000        2001       2000
                        -----------  -----------  ---------  ---------  -----------  -----------  ---------  ---------
CAPITAL TRANSACTIONS:
Institutional Shares:
 Shares issued          $ 2,021,221  $ 1,354,116  $ 346,442  $ 418,802  $ 2,620,643  $ 2,529,768  $ 443,701  $ 207,941
 Dividends reinvested         2,383        1,036        276         --        6,024        6,522        523         --
 Shares redeemed         (1,729,848)  (1,195,099)  (319,698)  (460,001)  (2,439,917)  (2,520,724)  (354,948)  (124,626)
                        -----------  -----------  ---------  ---------  -----------  -----------  ---------  ---------
 Institutional Shares   $   293,756  $   160,053  $  27,020  $ (41,199) $   186,750  $    15,566  $  89,276  $  83,315
                        -----------  -----------  ---------  ---------  -----------  -----------  ---------  ---------
Investment A Shares:
 Shares issued          $   374,353  $   506,307  $ 209,570  $ 400,694  $       N/A  $       N/A  $  96,745  $  25,797
 Dividends reinvested        13,964           --     12,977      1,290          N/A          N/A      1,148         63
 Shares redeemed           (247,313)    (366,248)  (238,887)  (518,698)         N/A          N/A    (86,605)   (22,881)
                        -----------  -----------  ---------  ---------  -----------  -----------  ---------  ---------
 Investment A Shares    $   141,004  $   140,059  $ (16,340) $(116,714) $       N/A  $       N/A  $  11,288  $   2,979
                        -----------  -----------  ---------  ---------  -----------  -----------  ---------  ---------
Investment B Shares:*
 Shares issued          $    35,121          N/A        N/A        N/A          N/A          N/A        N/A        N/A
 Dividends reinvested            10          N/A        N/A        N/A          N/A          N/A        N/A        N/A
 Shares redeemed            (34,110)         N/A        N/A        N/A          N/A          N/A        N/A        N/A
                        -----------  -----------  ---------  ---------  -----------  -----------  ---------  ---------
 Investment B Shares    $     1,021          N/A        N/A        N/A          N/A          N/A        N/A        N/A
                        -----------  -----------  ---------  ---------  -----------  -----------  ---------  ---------
Total net
 increase/(decrease)
 from capital
 transactions           $   435,781  $   300,112  $  10,680  $(157,913) $   186,750  $    15,566  $ 100,564  $  86,294
                        ===========  ===========  =========  =========  ===========  ===========  =========  =========
SHARE TRANSACTIONS:
Institutional Shares:
 Shares issued            2,021,221    1,354,108    346,442    418,800    2,620,643    2,529,765    443,701    207,941
 Dividends reinvested         2,383        1,035        276         --        6,024        6,521        523         --
 Shares redeemed         (1,729,848)  (1,195,083)  (319,698)  (460,001)  (2,439,909)  (2,520,724)  (354,948)  (124,626)
                        -----------  -----------  ---------  ---------  -----------  -----------  ---------  ---------
 Institutional Shares       293,756      160,060     27,020    (41,201)     186,758       15,562     89,276     83,315
                        -----------  -----------  ---------  ---------  -----------  -----------  ---------  ---------
Investment A Shares:
 Shares issued              374,353      506,306    209,570    400,694          N/A          N/A     96,745     25,797
 Dividends reinvested        13,964            1     12,977      1,290          N/A          N/A      1,148         63
 Shares redeemed           (247,313)    (366,247)  (238,887)  (518,710)         N/A          N/A    (86,603)   (22,881)
                        -----------  -----------  ---------  ---------  -----------  -----------  ---------  ---------
 Investment A Shares        141,004      140,060    (16,340)  (116,726)         N/A          N/A     11,290      2,979
                        -----------  -----------  ---------  ---------  -----------  -----------  ---------  ---------
Investment B Shares*:
 Shares issued               35,121          N/A        N/A        N/A          N/A          N/A        N/A        N/A
 Dividends reinvested            10          N/A        N/A        N/A          N/A          N/A        N/A        N/A
 Shares redeemed            (34,110)         N/A        N/A        N/A          N/A          N/A        N/A        N/A
                        -----------  -----------  ---------  ---------  -----------  -----------  ---------  ---------
 Investment B Shares          1,021          N/A        N/A        N/A          N/A          N/A        N/A        N/A
                        -----------  -----------  ---------  ---------  -----------  -----------  ---------  ---------
Total net
 increase/(decrease)
 from share
 transactions               435,781      300,120     10,680   (157,927)     186,758       15,562    100,566     86,294
                        ===========  ===========  =========  =========  ===========  ===========  =========  =========

--------
* Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001.

Fifth Third Funds
Notes to Financial Statements (continued)
July 31, 2001

--------------------------------------------------------------------------------


(4) Investment Advisory Fee and Other Transactions with Affiliates (Amounts in Thousands)

Investment Advisory Fee--Fifth Third Asset Management Inc., the Trust's Investment Advisor, receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets as follows: Prime Money Market Fund, Government Money Market Fund and U.S. Treasury Money Market Fund--0.40%; and Tax Exempt Money Market Fund--0.50%.

On April 30, 2001, Fifth Third Bank ("Fifth Third") reorganized its investment advisory division as Fifth Third Asset Management Inc., a separate, wholly owned subsidiary of Fifth Third. Fifth Third Asset Management Inc. replaced Fifth Third as the Investment Advisor to the Funds.

The Advisor may voluntarily choose to waive a portion of its fee and reimburse certain operating expenses of the Funds. The Advisor can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion. For the year ended July 31, 2001, the Advisor waived $129, $1,512 and $811 in advisory fees for the Prime Money Market Fund, the U.S. Treasury Money Market Fund and the Tax Exempt Money Market Fund, respectively.

Administrative Fee--BISYS Fund Services Limited Partnership ("BISYS") serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of the Funds including providing certain administrative personnel and services necessary to operate the Funds, for which it receives a fee from BISYS computed daily as a percentage of the daily net assets of the Funds. Under the terms of the administration agreement, BISYS' fees are computed daily as a percentage of the average net assets of the Trust for the period. For the year ended July 31, 2001, the administrator waived $809, $233 and $1,007 in administration fees for the Prime Money Market Fund, the Government Money Market Fund and the U.S. Treasury Money Market Fund, respectively.

Distribution Services Fee--The Prime Money Market Fund, the Government Money Market Fund, and the Tax Exempt Money Market Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. BISYS (the "Distributor") serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Investment A Shares and Investment B Shares to finance activities intended to result in the sales of each Funds' Investment A Shares and Investment B Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Investment A Shares and up to 1.00% of the average daily net assets of the Investment B Shares, annually, to compensate the distributor. The distributor may voluntarily choose to waive all or a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2001, the distributor waived $128 and $65 in distribution fees for the Government Money Market Fund and Tax Exempt Money Market Fund, respectively.

Transfer and Dividend Disbursing Agent, Accounting and Custody Fees--Fifth Third Bank serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank also maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Certain officers and Trustees of the Trust are officers and Trustees of the above companies but are not paid any fees directly by the Trust for serving as officers and Trustees of the Trust.

Fifth Third Funds
Notes to Financial Statements (continued)
July 31, 2001

--------------------------------------------------------------------------------


(5)Federal Income Taxes (unaudited)

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

As of July 31, 2001, for federal income purposes, certain Funds have capital loss carryforwards available to offset future capital gains, if any. Capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following year for tax purposes. The following table details the amount of capital loss carryforwards and post-October losses. (Amounts in thousands).

                                                       Post-
                                 Capital              October
                                  Loss   Carryforward Capital
Fund                             Amount    Expires     Loss
----                             ------- ------------ -------
Government Money Market Fund      $278       2003       $--
                                    92       2005        --
                                     4       2008        --
U.S. Treasury Money Market Fund    136       2008        --
                                    59       2009        --
Tax Exempt Money Market Fund         3       2007         3
                                     8       2008        --
                                     5       2009        --

During the fiscal year ended July 31, 2001 the following Fund declared tax-exempt income distributions as follows (Amount in thousands):

                              Tax-Exempt Distribution
                              -----------------------
Tax Exempt Money Market Fund          $5,903

                      This page intentionally left blank.

Fifth Third Prime Money Market Fund
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

--------------------------------------------------------------------------------

                                            Year Ended July 31,
                                ------------------------------------------------
                                  2001      2000      1999      1998      1997
                                --------  --------  --------  --------  --------
Institutional Shares
Net asset value, beginning of
 period                         $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                --------  --------  --------  --------  --------
Income from investment opera-
 tions:
  Net investment income             0.05      0.05      0.05      0.05      0.05
                                --------  --------  --------  --------  --------
  Total from investment
   operations                       0.05      0.05      0.05      0.05      0.05
                                --------  --------  --------  --------  --------
Less distributions:
  Distributions to
   shareholders from net
   investment income               (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
                                --------  --------  --------  --------  --------
  Total distributions              (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
                                --------  --------  --------  --------  --------
Net asset value, end of period  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                ========  ========  ========  ========  ========
Total return                       5.41%     5.53%     4.76%     5.25%     5.11%
Ratios to Average Net Assets:
  Net expenses                     0.53%     0.52%     0.52%     0.52%     0.52%
  Net investment income            5.11%     5.44%     4.66%     5.13%     4.99%
  Expense waiver/reimbursement
   (a)                             0.10%     0.10%     0.11%     0.12%     0.09%
Supplemental data:
  Net assets at end of period
   ($000)                       $802,176  $508,414  $348,366  $368,348  $341,827

                                            Year Ended July 31,
                                ------------------------------------------------
                                  2001      2000      1999      1998      1997
                                --------  --------  --------  --------  --------
Investment A Shares
Net asset value, beginning of
 period                         $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                --------  --------  --------  --------  --------
Income from investment opera-
 tions:
  Net investment income             0.05      0.05      0.04      0.05      0.05
                                --------  --------  --------  --------  --------
  Total from investment
   operations                       0.05      0.05      0.04      0.05      0.05
                                --------  --------  --------  --------  --------
Less distributions:
  Distributions to
   shareholders from net
   investment income               (0.05)    (0.05)    (0.04)    (0.05)    (0.05)
                                --------  --------  --------  --------  --------
  Total distributions              (0.05)    (0.05)    (0.04)    (0.05)    (0.05)
                                --------  --------  --------  --------  --------
Net asset value, end of period  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                ========  ========  ========  ========  ========
Total return                       5.14%     5.27%     4.53%     5.25%     5.11%
Ratios to Average Net Assets:
  Net expenses                     0.78%     0.77%     0.75%     0.52%     0.52%
  Net investment income            4.86%     5.29%     4.39%     5.13%     4.99%
  Expense waiver/reimbursement
   (a)                             0.10%     0.10%     0.13%     0.47%     0.44%
Supplemental data:
  Net assets at end of period
   ($000)                       $356,091  $215,082   $75,024   $36,552   $33,438

--------
(a) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

       (See Notes which are an integral part of the Financial Statements)

Fifth Third Prime Money Market Fund
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

--------------------------------------------------------------------------------

                                                            Period ended
                                                           July 31, 2001*
                                                           --------------
Investment B Shares
Net asset value, beginning of period                           $ 1.00
                                                               ------
Income from investment operations:
  Net investment income                                          0.03
                                                               ------
  Total from Investment Activities                               0.03
                                                               ------
Less distributions:
  Distributions to shareholders from net investment income      (0.03)
                                                               ------
  Total distributions                                           (0.03)
                                                               ------
Net asset value, end of period                                 $ 1.00
                                                               ======
Total return                                                    3.10% (b)
Ratios to Average Net Assets:
  Net expenses                                                  1.53% (c)
  Net investment income                                         3.63% (c)
  Expense waiver/reimbursement (a)                              0.10% (c)
Supplemental data:
  Net assets at end of period ($000)                           $1,021

--------
 * Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001.
(a) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(b)  Not Annualized.
(c)  Annualized.


       (See Notes which are an integral part of the Financial Statements)

Fifth Third Government Money Market Fund
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

--------------------------------------------------------------------------------

                                            Year Ended July 31,
                                ------------------------------------------------
                                  2001      2000      1999      1998      1997
                                --------  --------  --------  --------  --------
Institutional Shares
Net asset value, beginning of
 period                         $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                --------  --------  --------  --------  --------
Income from investment opera-
 tions:
  Net investment income             0.05      0.05      0.05      0.05      0.05
                                --------  --------  --------  --------  --------
  Total from investment
   operations                       0.05      0.05      0.05      0.05      0.05
                                --------  --------  --------  --------  --------
Less distributions:
  Distributions to
   shareholders from net
   investment income               (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
                                --------  --------  --------  --------  --------
  Total distributions              (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
                                --------  --------  --------  --------  --------
Net asset value, end of period  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                ========  ========  ========  ========  ========
Total return                       5.23%     5.31%     4.60%     5.13%     5.01%
Ratios to Average Net Assets:
  Net expenses                     0.55%     0.57%     0.56%     0.52%     0.51%
  Net investment income            5.12%     5.17%     4.52%     5.02%     4.90%
  Expense waiver/reimbursement
   (a)                             0.05%     0.07%     0.11%     0.12%     0.09%
Supplemental data:
  Net Assets at end of period
   ($000)                       $238,816  $211,790  $252,987  $221,034  $162,543

                                            Year Ended July 31,
                                ------------------------------------------------
                                  2001      2000      1999      1998      1997
                                --------  --------  --------  --------  --------
Investment A Shares
Net asset value, beginning of
 period                         $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                --------  --------  --------  --------  --------
Income from investment opera-
 tions:
  Net investment income             0.05      0.05      0.04      0.05      0.05
                                --------  --------  --------  --------  --------
  Total from investment
   operations                       0.05      0.05      0.04      0.05      0.05
                                --------  --------  --------  --------  --------
Less distributions:
  Distributions to
   shareholders from net
   investment income               (0.05)    (0.05)    (0.04)    (0.05)    (0.05)
                                --------  --------  --------  --------  --------
  Total distributions              (0.05)    (0.05)    (0.04)    (0.05)    (0.05)
                                --------  --------  --------  --------  --------
Net asset value, end of period  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                ========  ========  ========  ========  ========
Total return                       5.02%     5.10%     4.41%     5.13%     5.00%
Ratios to Average Net Assets:
  Net expenses                     0.75%     0.77%     0.75%     0.52%     0.51%
  Net investment income            4.92%     4.93%     4.26%     5.02%     4.90%
  Expense waiver/reimbursement
   (a)                             0.10%     0.12%     0.17%     0.47%     0.44%
Supplemental data:
  Net Assets at end of period
   ($000)                       $248,064  $264,393  $381,105  $150,286  $110,543

--------
(a) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

       (See Notes which are an integral part of the Financial Statements)

Fifth Third U.S. Treasury Money Market Fund
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

--------------------------------------------------------------------------------

                                          Year Ended July 31,
                             --------------------------------------------------
                                2001       2000      1999      1998      1997
                             ----------  --------  --------  --------  --------
Institutional Shares
Net asset value, beginning
 of period                   $     1.00  $   1.00  $   1.00  $   1.00  $   1.00
                             ----------  --------  --------  --------  --------
Income from investment op-
 erations:
  Net investment income            0.05      0.06      0.05      0.05      0.05
                             ----------  --------  --------  --------  --------
  Total from investment op-
   erations                        0.05      0.06      0.05      0.05      0.05
                             ----------  --------  --------  --------  --------
Less distributions:
  Distributions to
   shareholders from net
   investment income              (0.05)    (0.06)    (0.05)    (0.05)    (0.05)
                             ----------  --------  --------  --------  --------
  Total distributions             (0.05)    (0.06)    (0.05)    (0.05)    (0.05)
                             ----------  --------  --------  --------  --------
Net asset value, end of pe-
 riod                        $     1.00  $   1.00  $   1.00  $   1.00  $   1.00
                             ==========  ========  ========  ========  ========
Total return                      5.30%     5.40%     4.68%     5.31%     5.11%
Ratios to Average Net As-
 sets:
  Net expenses                    0.39%     0.38%     0.38%     0.38%     0.42%
  Net investment income           5.08%     5.26%     4.57%     5.19%     5.00%
  Expense
   waiver/reimbursement (a)       0.25%     0.24%     0.24%     0.24%     0.17%
Supplemental data:
  Net assets at end of pe-
   riod ($000)               $1,058,407  $871,657  $856,286  $876,089  $539,087

--------
(a) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.



       (See Notes which are an integral part of the Financial Statements)

Fifth Third Tax Exempt Money Market Fund
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

--------------------------------------------------------------------------------

                            Year Ended
                             July 31,
                         ------------------   Period Ended     Period Ended
                           2001      2000    July 31, 1999*  Sept. 30, 1998**
                         --------  --------  --------------- ----------------
Institutional Shares
Net asset value, begin-
 ning of period          $   1.00  $   1.00      $  1.00         $  1.00
                         --------  --------      -------         -------
Income from investment
 operations:
  Net investment income      0.03      0.04         0.03              --
                         --------  --------      -------         -------
  Total from investment
   operations                0.03      0.04         0.03              --
                         --------  --------      -------         -------
Less distributions:
  Distributions to
   shareholders from net
   investment income        (0.03)    (0.04)       (0.03)             --
                         --------  --------      -------         -------
  Total distributions       (0.03)    (0.04)       (0.03)             --
                         --------  --------      -------         -------
Net asset value, end of
 period                  $   1.00  $   1.00      $  1.00         $  1.00
                         ========  ========      =======         =======
Total return                3.44%     3.46%        2.24% (a)       2.74% (a)
Ratios to Average Net
 Assets:
  Net expenses              0.29%     0.31%        0.61% (b)       0.63% (b)
  Net investment income     3.33%     3.51%        2.66% (b)       3.09% (b)
  Expense
   waiver/reimbursement
   (c)                      0.45%     0.52%        0.33% (b)          --
Supplemental data:
  Net assets at end of
   period ($000)         $190,268  $100,995      $17,682         $ 7,953

                            Year Ended
                            July 31,                             Year Ended September 30,
                         ------------------   Period Ended   ---------------------------------
                           2001      2000    July 31,  1999*       1998        1997     1996
                         --------  --------  --------------- ---------------- -------  -------
Investment A Shares***
Net asset value, begin-
 ning of period          $   1.00  $   1.00      $  1.00         $  1.00      $  1.00  $  1.00
                         --------  --------      -------         -------      -------  -------
Income from investment
 operations:
  Net investment income      0.03      0.03         0.03            0.03         0.03     0.03
                         --------  --------      -------         -------      -------  -------
  Total from investment
   operations                0.03      0.03         0.03            0.03         0.03     0.03
                         --------  --------      -------         -------      -------  -------
Less distributions:
  Distributions to
   shareholders from net
   investment income        (0.03)    (0.03)       (0.03)          (0.03)       (0.03)   (0.03)
                         --------  --------      -------         -------      -------  -------
  Total distributions       (0.03)    (0.03)       (0.03)          (0.03)       (0.03)   (0.03)
                         --------  --------      -------         -------      -------  -------
Net asset value, end of
 period                  $   1.00  $   1.00      $  1.00         $  1.00      $  1.00  $  1.00
                         ========  ========      =======         =======      =======  =======
Total return                3.37%     3.40%        2.18% (a)       2.74%        2.72%    2.67%
Ratios to Average Net
 Assets:
  Net expenses              0.36%     0.38%        0.75% (b)       0.71%        0.80%    0.89%
  Net investment income     3.26%     3.33%        2.60% (b)       2.88%        2.79%    2.66%
  Expense
   waiver/reimbursement
   (c)                      0.63%     0.70%        0.44% (b)          --           --       --
Supplemental data:
  Net assets at end of
   period ($000)         $ 40,981  $ 29,693      $26,715         $44,494      $60,284  $59,915

--------
  *  Reflects operations for the period from October 1, 1998 through July 31,
     1999.
 ** Reflects operation for the period from September 21, 1998 (commencement of operations) through September 30, 1998.
*** Information for the period from September 21, 1998 is for the Tax Exempt Money Market Fund, the predecessor fund of the Fifth Third Tax Exempt Money Market Fund.
(a)  Not annualized.
(b)  Annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

      (See Notes which are an integral part of the Financial Statements).

Report of Independent Public Accountants

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of the Fifth Third Funds:

We have audited the statements of assets and liabilities, including the schedules of portfolio investments, of the Fifth Third Funds comprising Fifth Third Prime Money Market Fund, Fifth Third Government Money Market Fund, Fifth Third U.S. Treasury Money Market Fund, and Fifth Third Tax Exempt Money Market Fund (the Funds) as of July 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to the year ended July 31, 2000, were audited by other auditors whose reports dated September 22, 1999 and November 14, 1997 expressed unqualified opinions on those statements and financial statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Fifth Third Funds, as of July 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Cincinnati, Ohio
September 7, 2001

Fifth Third Funds
Shareholder Vote

--------------------------------------------------------------------------------

At a special meeting of the Fifth Third Funds' shareholders held August 3, 2001, shareholders of the Funds acted upon and approved the following proposals:

Proposal 1--To elect four Trustees to the Board (three of whom are current Trustees and one of whom is a nominee) to serve until their successors are elected and qualified.

                                                      Withheld/
        Trustee                      For               Abstain              Total
        -------                 -------------         ---------         -------------
       Albert E. Harris         1,808,686,937         1,163,555         1,809,850,492
       Edward B. Carey          1,808,706,414         1,144,078         1,809,850,492
       J. Joseph Hale, Jr.      1,808,674,516         1,175,976         1,809,850,492
       David J. Durham          1,808,708,233         1,142,259         1,809,850,492

Proposal 2--Approval of an increase in investment advisory fee for the Fifth Third Quality Bond Fund (for Fifth Third Quality Bond Fund Shareholders only).

            For       Against   Abstain    Total
            ---      --------- --------- ----------
         13,977,163  2,458,006 2,089,370 18,524,539

Proposal 3--Approval of the selection of Arthur Andersen LLP as the Funds' independent auditors.

              For       Against  Abstain       Total
              ---       ------- ---------- -------------
         1,797,655,482  825,062 11,369,948 1,809,850,492


Addresses
---------------------------------------------------------------------------------------------------------------
Fifth Third Prime Money Market Fund                                Fifth Third Funds
Fifth Third Government Money Market Fund                           c/o Fifth Third Bank
Fifth Third U.S. Treasury Money Market Fund                        38 Fountain Square Plaza
Fifth Third Tax Exempt Money Market Fund                           Cincinnati, Ohio 45263

---------------------------------------------------------------------------------------------------------------

Investment Advisor                                                 Fifth Third Asset Management Inc.
                                                                   38 Fountain Square Plaza
                                                                   Cincinnati, Ohio 45263

---------------------------------------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend Disbursing Agent,
   and Sub-Administrator                                           Fifth Third Bank
                                                                   38 Fountain Square Plaza
                                                                   Cincinnati, Ohio 45263

---------------------------------------------------------------------------------------------------------------

Distributor and Administrator                                      BISYS Fund Services L.P.
                                                                   3435 Stelzer Road
                                                                   Columbus, Ohio 43219

---------------------------------------------------------------------------------------------------------------

Independent Auditors                                               Arthur Andersen LLP
                                                                   720 E. Pete Rose Way
                                                                   Suite 400
                                                                   Cincinnati, OH 45202

---------------------------------------------------------------------------------------------------------------

                   [LOGO] Fifth Third Asset Management Inc.
                          Investment Adviser



9/01                                                                   AR-MMF-01